Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 5,624	$ 4,740
Value added taxes receivable		3,219
Other receivables	5,928	249
Trade and other receivables	$ 11,552	$ 8,208